Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements [Abstract]
Commitments and contingencies [Text Block]

28. Commitments and contingencies

Capital commitments

(a) Non capitalized lease commitments

Hudbay has entered into various non-capitalized lease commitments for facilities and equipment. The leases expire in periods ranging from one to two years. There are no restrictions placed on the Company by entering into these leases. Future minimum lease payments under such cancellable leases recognized within results from operating activities at December 31 are:

	2020	2019
Within one year	$58,173	$57,860
After one year but not more than five years	2,192	26,395
More than five years	—	—
	$60,365	$84,255

(b) Capital Commitments

As at December 31, 2020, Hudbay had outstanding capital commitments in Canada of approximately $22,539 of which $19,014 can be terminated, approximately $39,078 in Peru, all of which can be terminated, and approximately $179,656 in Arizona, primarily related to the Rosemont project, of which approximately $89,312 can be terminated by Hudbay.

(c) Contingent liabilities

Contingent liabilities

Hudbay is involved in various claims, litigation and other matters arising in the ordinary course and conduct of business. While it is not possible to determine the ultimate outcome of such actions at this time, and inherent uncertainties exist in predicting such outcomes, it is the Company's belief that the ultimate resolution of such actions is not reasonably likely to have material adverse effect on its consolidated financial position or results of operations. The assessment of contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events. As a result of the assessment, no significant contingent liabilities have been recorded in these consolidated financial statements.

As part of the streaming agreement with Wheaton for the 777 mine, Hudbay must repay, with precious metal credits, the legal deposit provided by Wheaton by August 1, 2052, the expiry date of the arrangement. If the legal deposit is not fully repaid with precious metal credits related to 777 production by the expiry date, a cash payment for the remaining amount will be due at the expiry date of the agreement. As a result of changes in the remaining 777 mine reserves and lower precious metal prices, there is a possibility that an amount of Wheaton's legal deposit may not be repaid by means of 777 mine's production over its expected remaining mine life.